Marketable Investment Securities and Restricted Cash (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Marketable Investment Securities and Restricted Cash
Schedule of marketable investment securities and restricted cash

	As of
	June 30,	December 31,
	2012	2011
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$46,435	$100,075
Current marketable investment securities - other	1,372,631	568,188
Total current marketable investment securities	1,419,066	668,263
Restricted marketable investment securities (1)	68,657	54,507
Total marketable investment securities	1,487,723	722,770

Restricted cash and cash equivalents (1)	52,249	65,137

Total marketable investment securities and restricted cash and cash equivalents	$1,539,972	$787,907

(1)          Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Condensed Consolidated Balance Sheets.

	As of December 31,
	2011	2010
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$100,075	$1,021,697
Current marketable investment securities - other	568,188	571,214
Total current marketable investment securities	668,263	1,592,911
Restricted marketable investment securities (1)	54,507	59,638
Total marketable investment securities	722,770	1,652,549

Restricted cash and cash equivalents (1)	65,137	72,757

Total marketable investment securities and restricted cash	$787,907	$1,725,306

(1)          Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Consolidated Balance Sheets.

Summary of components of available-for-sale investments

	As of June 30, 2012				As of December 31, 2011
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$46,435	$—	$—	$—	$100,075	$—	$—	$—
Other (including restricted)	1,441,288	4,234	(2,828)	1,406	622,695	2,625	(4,075)	(1,450)
Total	$1,487,723	$4,234	$(2,828)	$1,406	$722,770	$2,625	$(4,075)	$(1,450)

	As of December 31,
	2011				2010
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$100,075	$—	$—	$—	$1,021,697	$—	$—	$—
Other (including restricted)	622,695	2,625	(4,075)	(1,450)	630,852	4,905	(1,140)	3,765
Total marketable investment securities	$722,770	$2,625	$(4,075)	$(1,450)	$1,652,549	$4,905	$(1,140)	$3,765

Schedule of available-for-sale securities in continuous unrealized loss position by length of time and investment category

	As of
	June 30, 2012		December 31, 2011
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
	(In thousands)
Debt Securities:
Less than 12 months	$860,112	$(1,297)	$444,705	$(2,970)
12 months or more	93,550	(1,531)	33,039	(1,105)
Total	$953,662	$(2,828)	$477,744	$(4,075)

	As of December 31,
	2011			2010
	Investment Category			Investment Category
	Debt Securities	Equity Securities	Total	Debt Securities	Equity Securities	Total
	(In thousands)
Less than Six Months:
Fair value	$185,739	$—	$185,739	$71,279	$—	$71,279
Unrealized loss	(794)	—	(794)	(133)	—	(133)
Six to Nine Months:
Fair value	146,068	—	146,068	20,051	—	20,051
Unrealized loss	(1,451)	—	(1,451)	(79)	—	(79)
Nine Months or More:
Fair value	145,937	—	145,937	106,270	—	106,270
Unrealized loss	(1,830)	—	(1,830)	(928)	—	(928)
Total Fair Value	$477,744	$—	$477,744	$197,600	$—	$197,600

Schedule of investments measured at fair value on a recurring basis

	As of
	June 30, 2012				December 31, 2011
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash equivalents (including restricted)	$2,077,026	$38,894	$2,038,132	$—	$162,549	$18,610	$143,939	$—

Debt securities:
VRDNs	$46,435	$—	$46,435	$—	$100,075	$—	$100,075	$—
Other (including restricted)	1,441,288	—	1,441,288	—	622,695	—	622,695	—
Total	$1,487,723	$—	$1,487,723	$—	$722,770	$—	$722,770	$—

As of December 31,
	2011				2010
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash Equivalents (including restricted)	$162,549	$18,610	$143,939	$—	$358,675	$58,353	$300,322	$—

Debt securities:
VRDNs	$100,075	$—	$100,075	$—	$1,021,697	$—	$1,021,697	$—
Other (including restricted)	622,695	—	622,695	—	630,852	10,738	620,114	—
Total marketable investment securities	$722,770	$—	$722,770	$—	$1,652,549	$10,738	$1,641,811	$—